Summarized Financial Information for Linn Energy, LLC (Notes)	3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information for Linn Energy, LLC
Summarized Financial Information for Linn Energy, LLC
Following is summarized statement of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Quarterly Report on Form 10-Q for the three months ended March 31, 2013, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statement of Operations Information

Three Months Ended March 31, 2013
(in thousands)

Revenues and other	$369,060
Expenses	(481,407)
Other income and (expenses)	(102,002)
Income tax expense	(7,536)
Net loss	$(221,885)

Summarized Linn Energy, LLC Balance Sheet Information

March 31, 2013
(in thousands)

Current assets	$799,481
Noncurrent assets	10,420,344
11,219,825
Current liabilities	816,854
Noncurrent liabilities	6,357,535
Unitholders’ capital	$4,045,436

Summarized Financial Information for Linn Energy, LLC
Following is summarized statements of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Quarterly Report on Form 10-Q for the quarter ended June 30, 2013, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statements of Operations Information

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
	(in thousands)

Revenues and other	$838,825	$1,207,885
Expenses	(384,581)	(865,988)
Other income and (expenses)	(110,216)	(212,218)
Income tax (expense) benefit	1,129	(6,407)
Net income	$345,157	$123,272

Summarized Linn Energy, LLC Balance Sheet Information

June 30, 2013
(in thousands)

Current assets	$691,380
Noncurrent assets	10,739,614
11,430,994
Current liabilities	777,257
Noncurrent liabilities	6,422,205
Unitholders’ capital	$4,231,532

Summarized Financial Information for Linn Energy, LLC
Following is summarized statement of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Annual Report on Form 10-K for the year ended December 31, 2012, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statement of Operations Information

October 17, 2012 To December 31, 2012
(in thousands)

Revenues and other	$604,701
Expenses	(578,170)
Other income and (expenses)	(85,464)
Income tax benefit	1,697
Net loss	$(57,236)

Summarized Linn Energy, LLC Balance Sheet Information

December 31, 2012
(in thousands)

Current assets	$811,428
Noncurrent assets	10,639,810
11,451,238
Current liabilities	823,132
Noncurrent liabilities	6,200,926
Unitholders’ capital	$4,427,180

Summarized Financial Information for Linn Energy, LLC
Following is summarized statements of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Quarterly Report on Form 10-Q for the quarter ended September 30, 2013, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statements of Operations Information

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013
	(in thousands)

Revenues and other	$494,562	$1,702,447
Expenses	(421,630)	(1,287,618)
Other income and (expenses)	(107,398)	(319,616)
Income tax (expense) benefit	4,406	(2,001)
Net income (loss)	$(30,060)	$93,212

Summarized Linn Energy, LLC Balance Sheet Information

September 30, 2013
(in thousands)

Current assets	$649,306
Noncurrent assets	10,923,452
11,572,758
Current liabilities	827,772
Noncurrent liabilities	6,704,828
Unitholders’ capital	$4,040,158